DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Jan. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS
Hedging Derivatives
In order to manage fluctuations in cash flows resulting from changes in diesel fuel costs, the Company entered into fuel derivative contracts with third parties.  The Company hedged 6.6 million, 1.6 million and 2.8 million gallons of diesel fuel in 2015, 2014 and 2013, respectively.  These hedges represented approximately 36%, 10% and 20% of the Dollar Tree segment's total domestic truckload fuel needs in 2015, 2014 and 2013, respectively.  Under these contracts, the Company pays the third party a fixed price for diesel fuel and receives variable diesel fuel prices at amounts approximating current diesel fuel costs, thereby creating the economic equivalent of a fixed-rate obligation. These derivative contracts do not qualify for hedge accounting and therefore all changes in fair value for these derivatives are included in "Other expense, net" on the accompanying consolidated income statements.  The fair value of these contracts at January 30, 2016 was a liability of $0.8 million.